CURRENT LIABILITIES	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
CURRENT LIABILITIES

NOTE 4 – CURRENT LIABILITIES

The Company has $375,000 in other notes payable that it expects to be paid in the next twelve months. Of this amount, $200,000 is to be returned to a former investor. Further information regarding the $200,000 amount payable is found in Note 7.